Cost of revenues	12 Months Ended
Dec. 31, 2025
Cost of revenues.
Cost of revenues

21.   Cost of revenues

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$

Revenue sharing fees and content costs	945,149	1,020,440	967,624
Payment handling costs	137,989	120,292	98,164
Bandwidth costs	79,718	91,419	84,037
Salary and welfare	84,427	92,002	86,910
Depreciation and amortization	36,753	19,204	26,021
Technical service fee	60,537	41,917	38,723
Share-based compensation	3,575	1,720	3,927
Other costs	106,694	44,591	56,210

Total	1,454,842	1,431,585	1,361,616